Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated February 28, 2018 to the

Statutory Prospectus for Class A, Class C, Class R, Class T, Institutional Class, Class R6, Class P and

Administrative Class Shares of

Allianz Funds Multi-Strategy Trust,

Dated February 1, 2018

Disclosure Relating to AllianzGI Global Fundamental Strategy Fund

The information within the Fund Summary relating to the AllianzGI Global Fundamental Strategy Fund, in the subsection entitled “Performance Information – Highest and Lowest Quarter Returns” is hereby deleted and replaced with the following:

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest 07/01/2017–09/30/2017	3.69%
Lowest 07/01/2015–09/30/2015	-3.73%

Disclosure Relating to AllianzGI Best Styles U.S. Equity Fund

The information relating to the AllianzGI Best Styles U.S. Equity Fund contained in the “Prior Related Performance Information of Related Funds” section of the Prospectus is hereby deleted and replaced with the following:

AllianzGI U.S.’s Prior Performance of Similar Accounts Relating to the AllianzGI Best Styles U.S. Equity Fund

Year	Best Styles U.S. Equity Composite (Net of Fees)	Best Styles U.S. Equity Composite (Gross of Fees)	S&P 500 Index
Since Inception(1)	14.24%	14.56%	15.20%
Five-Year Return	14.90%	15.20%	15.79%
Three-Year Return	10.30%	10.54%	11.41%
2017	22.86%	23.13%	21.83%
2016	10.28%	10.53%	11.96%
2015	-0.98%	-0.72%	1.38%
2014	13.97%	14.27%	13.69%
2013	30.98%	31.44%	32.39%

(1)	Composite Inception date: September 1, 2012. Return annualized from September 1, 2012 to December 31, 2017.

Disclosure Relating to AllianzGI Real Estate Debt Fund

The information relating to the AllianzGI Real Estate Debt Fund contained in the “Prior Related Performance Information of Related Funds” section of the Prospectus is hereby deleted and replaced with the following:

AllianzGI U.S.’s Prior Performance of Similar Accounts Relating to the AllianzGI Real Estate Debt Fund

Year	Real Estate Fixed Income Composite (Net of Fees)	Real Estate Fixed Income Composite (Gross of Fees)	ICE BofAML US Treasury Bills 0-3 Month Index
Since Inception(1)	2.57%	3.07%	0.26%
Three-Year Return	1.96%	2.46%	0.36%
2017	2.92%	3.42%	0.82%
2016	2.57%	3.07%	0.26%
2015	1.96%	2.46%	0.36%
2014	2.92%	3.42%	0.82%

(1)	Composite Inception date: September 1, 2013. Return annualized from September 1, 2013 to December 31, 2017.

Please retain this Supplement for future reference.